Borrowings (Details) - Schedule of Borrowings - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Borrowings [Abstract]
Short-term bank borrowing	$ 55,040	$ 140,902
Current portion of long-term bank borrowings	132,248	196,339
Long-term bank borrowings		44,410
Total borrowings	$ 187,288	$ 381,651